Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Management has evaluated the events and transactions that have occurred through June 26, 2026, the date the financial statements were made available for issuance, and noted no items requiring adjustment of the financial statements or additional disclosures.